Nature of Operations and Basis of Preparation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Vessel	Apr. 17, 2015
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	18
CMA CGM [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Charterhire payments term	Every 15 days in advance on the 1st and 16th of each month
Charterhire, outstanding amount	0
Scenario, Forecast [Member] | CMA CGM [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Charterhire, outstanding amount		$ 0
Minimum [Member] | CMA CGM [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	3 years
Maximum [Member] | CMA CGM [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	11 years
Short to Medium Term Time Charters [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	3